UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Paulette J. Belile
Title:    Vice President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Paulette J. Belile              Holland, MI              November 9, 2001
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      55

Form 13F Information Table Value Total:  $117,297
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                               September 30, 2001

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value    Shares/    Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)   Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------   -------    ---  ---   -------  --------  ----    ------   ----
1ST INDIANA CORP.                 COM      32054R108      227        11007   SH          Sole                                  11007
AMERICAN HOME PRODS CP COM        COM      026609107     5523    94818.404   SH          Sole              21475           73343.404
AOL TIME WARNER                   COM      00184A105     4323       130613   SH          Sole              30750               99863
APARTMENT INVT & MGMT CL A        COM      03748R101      682        15060   SH          Sole               2635               12425
APPLEBEES INTL INC COM            COM      037899101      687        23275   SH          Sole               4350               18925
BED BATH & BEYOND INC COM         COM      075896100      204         8000   SH          Sole                400                7600
CARDINAL HEALTH INC COM           COM      14149Y108     4481        60594   SH          Sole              16987               43607
CHEESECAKE FACTORY INC COM        COM      163072101      334        13950   SH          Sole               5100                8850
CINTAS CORPORATION                COM      172908105     2080        51605   SH          Sole              15250               36355
CISCO SYSTEMS INC.                COM      17275R102     3023       248213   SH          Sole              52448              195765
CITIGROUP                         COM      172967101     2291        56559   SH          Sole              12600               43959
CITIZENS BKG CORP MICH COM        COM      174420109      400        12482   SH          Sole                400               12082
CORNING INC COM                   COM      219350105      857        97151   SH          Sole              22550               74601
E M C CORP MASS COM               COM      268648102     1715       145993   SH          Sole              32400              113593
EXXON MOBIL CORP COM              COM      30231G102      242         6150   SH          Sole                550                5600
FIFTH THIRD BANCORP COM           COM      316773100      617        10031   SH          Sole                225                9806
FIRST MERCHANTS CORP COM          COM      320817109      205         8925   SH          Sole                                   8925
FIRST MIDWEST BANCORP             COM      320867104      535        15849   SH          Sole                                  15849
FIRST OAK BROOK BANCSH COM        COM      335847208      502        24413   SH          Sole                                  24413
FIRST SOURCE CORPORATION          COM      336901103      326        15149   SH          Sole                                  15149
FIRST TENN NATL CORP COM          COM      337162101     2192        59232   SH          Sole              19225               40007
FIRSTBANK CORP MICH COM           COM      33761G104     1289        65684   SH          Sole               7817               57867
FIRSTMERIT CORP COM               COM      337915102      517        22010   SH          Sole                800               21210
FISERV INC.                       COM      337738108     6777     198159.5   SH          Sole             36,062           162097.25
FREDDIE MAC                       COM      313400301     1986        30550   SH          Sole               6500               24050
GENERAL ELECTRIC                  COM      369604103      709        19050   SH          Sole               4750               14300
GENTEX CORP COM                   COM      371901109     1231        51535   SH          Sole              18860               32675
GENZYME CORP. GENL.               COM      372917104     2071        45600   SH          Sole               9400               36200
HOME DEPOT INC COM                COM      437076102     5267       137272   SH          Sole              30450              106822
HOME FED BANCORP COM              COM      436926109      224        13200   SH          Sole                                  13200
HUNTINGTON BANCSHARES COM         COM      446150104     3441       198796   SH          Sole                                 198796
INDEPENDENT BANK CORPORATION      COM      453838104     1150        44054   SH          Sole               7867               36187
INTEL CORPORATION                 COM      458140100     3730   182489.642   SH          Sole              41900          140589.642
IRWIN FINL CORP COM               COM      464119106      479        22900   SH          Sole               3500               19400
JOHNSON & JOHNSON COM             COM      478160104     6807   122865.843   SH          Sole              28100           94765.843
MACATAWA BANK CORPORATION         COM      554225102     1820       108984   SH          Sole             108984
MAF BANCORP INC.                  COM      55261R108      727        25380   SH          Sole               4653               20727
MBNA CORP COM                     COM      55262L100     6990   230771.642   SH          Sole              45455          185316.642
MERCANTILE BANK CORP COM          COM      587376104      489        29725   SH          Sole                                  29725
MICROSOFT CORP COM                COM      594918104     3935        76907   SH          Sole              19100               57807
MIDWEST BANK HOLDINGS             COM      598251106      385        18000   SH          Sole                                  18000
NATIONAL CITY CORP COM            COM      635405103      422        14096   SH          Sole                                  14096
ORACLE CORP COM                   COM      68389X105     1562       124180   SH          Sole              23300              100880
PFIZER INC COM                    COM      717081103     4863       121270   SH          Sole              30050               91220
REPUBLIC BANCORP INC COM          COM      760282103      529        37002   SH          Sole                                  37002
ROYAL DUTCH PETE CO NY REG GLD    COM      780257804     4454        88640   SH          Sole              23132               65508
SUN MICROSYSTEMS INC COM          COM      866810104     1069       129250   SH          Sole              24500              104750
TELLABS INC COM                   COM      879664100     1300       131619   SH          Sole              28228              103391
TRIBUNE CO NEW COM                COM      896047107     2184        69540   SH          Sole              16500               53040
TYCO INTERNATIONAL LTD COM        COM      902124106     3244        71287   SH          Sole              16162               55125
UNB CORP OHIO COM                 COM      903056109      228        13400   SH          Sole                                  13400
US BANCORP DEL COM NEW            COM      902973304     4548       205070   SH          Sole              46543              158527
WATSON PHARMACEUTICALS COM        COM      942683103     3717        67940   SH          Sole              16650               51290
WELLS FARGO & CO NEW COM          COM      949746101     5920    133174.55   SH          Sole              30583           102591.55
WORLDCOM GROUP                    COM      98157D106     1787       118848   SH          Sole              33250               85598

REPORT SUMMARY                     55 DATA RECORDS      117297           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED